Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO(6)	Compensation Actually Paid to CEO	Average Summary Compensation Table Total for Non-CEO Named Executive Officers(7)	Average Compensation Actually Paid to Non-CEO Named Executive Officers	Value of Initial Fixed $100 Investment Based on:		Net Income	3 Year Diluted Earnings Per Share Growth
					Total Shareholder Return	Peer Group Total Shareholder Return(8)
2024(1)	$2,048,666	$567,465	$909,839	$325,849	$160.24	$132.60	$93,478,188	(0.99%)
2023(2)	2,050,626	(854,147)	869,035	(158,823)	147.44	96.65	93,766,695	3.42%
2022(3)(4)	2,259,393	1,409,519	931,885	622,052	159.87	97.52	103,817,138	6.13%
2021(5)	1,919,909	3,544,175	798,633	1,413,929	171.90	124.06	95,732,847	6.11%
2020(6)	1,658,750	(95,717)	688,981	82,264	112.55	89.69	84,337,021	13.96%

Named Executive Officers, Footnote	The CEO in years 2020 through 2024 was Mr. Findlay.The Non-CEO NEOs in 2024 and 2023 were Ms. Pruitt, Ms. O'Neill, Mr. Ottinger and Mr. Donovan. The Non-CEO NEOs in 2022, 2021 and 2020 were Ms. Pruitt, Ms. O'Neill, Mr. Ottinger and Mr. Gavin.
Peer Group Issuers, Footnote	The peer group used is the KBW NASDAQ Bank Index.
PEO Total Compensation Amount	$ 2,048,666	$ 2,050,626	$ 2,259,393	$ 1,919,909	$ 1,658,750
PEO Actually Paid Compensation Amount	$ 567,465	(854,147)	1,409,519	3,544,175	(95,717)
Adjustment To PEO Compensation, Footnote
The following table reconciles the Summary Compensation Table to the Pay Versus Performance Table above.

	CEO
Year	2020	2021	2022	2023	2024
Summary Compensation Table Total Compensation	$1,658,750	$1,919,909	$2,259,393	$2,050,626	$2,048,666
Less Grant Date Fair Value of Stock Awards in Fiscal Year	(711,040)	(905,600)	(1,221,280)	(1,066,080)	(945,120)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	32,304	1,222,963	(460,518)	(825,386)	186,132
Add Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(690,163)	1,129,303	300,530	(865,854)	(286,858)
Add Change in Fair Value as of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during Fiscal Year	(385,568)	177,600	531,394	(147,453)	(435,355)
Compensation Actually Paid	(95,717)	3,544,175	1,409,519	(854,147)	567,465

Non-PEO NEO Average Total Compensation Amount	$ 909,839	869,035	931,885	798,633	688,981
Non-PEO NEO Average Compensation Actually Paid Amount	$ 325,849	(158,823)	622,052	1,413,929	82,264
Adjustment to Non-PEO NEO Compensation Footnote
The following table reconciles the Summary Compensation Table to the Pay Versus Performance Table above.

	Non-CEO Named Executive Officers
Year	2020	2021	2022	2023	2024
Summary Compensation Table Total Compensation	$688,981	$798,633	$931,885	$869,035	$909,839
Less Grant Date Fair Value of Stock Awards in Fiscal Year	(264,418)	(345,260)	(465,613)	(414,269)	(399,461)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	15,855	471,168	(175,573)	(293,665)	103,889
Add Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(247,045)	421,596	127,129	(279,733)	(131,622)
Add Change in Fair Value as of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during Fiscal Year	(111,109)	67,792	204,224	(40,191)	(156,796)
Compensation Actually Paid	82,264	1,413,929	622,052	(158,823)	325,849

Compensation Actually Paid vs. Total Shareholder Return	PAY VERSUS TSR 2020-2024

■	CAP to PEO	■	Avg. CAP to Other NEOs
	LKFN TSR		Peer TSR

Compensation Actually Paid vs. Net Income	PAY VERSUS NET INCOME 2020-2024

■	Net Income	■	CAP to PEO	■	Avg. CAP to Other NEOs

Compensation Actually Paid vs. Company Selected Measure	PAY VERSUS 3 YEAR DILUTED EPS GROWTH 2020-2024

■	CAP to PEO	■	Avg. CAP to Other NEOs	Diluted EPS Growth

Total Shareholder Return Vs Peer Group	PAY VERSUS TSR 2020-2024

■	CAP to PEO	■	Avg. CAP to Other NEOs
	LKFN TSR		Peer TSR

Tabular List, Table

TABULAR LIST

•3 Year Diluted Earnings Per Share Growth •3 Year Revenue Growth •3 Year Average Return on Beginning Equity •Net Income

Total Shareholder Return Amount	$ 160.24	147.44	159.87	171.90	112.55
Peer Group Total Shareholder Return Amount	132.60	96.65	97.52	124.06	89.69
Net Income (Loss)	$ 93,478,188	$ 93,766,695	$ 103,817,138	$ 95,732,847	$ 84,337,021
Company Selected Measure Amount	(0.0099)	0.0342	0.0613	0.0611	0.1396
PEO Name	Mr. Findlay	Mr. Findlay	Mr. Findlay	Mr. Findlay	Mr. Findlay.
Additional 402(v) Disclosure	The awards for the 2024-2026 performance period has an estimated payout at 56%. The awards for the 2023-2025 performance period has an estimated payout at 25%. The awards for the 2022-2024 performance period paid out at 63%.The awards for the 2022-2024 performance period has an estimated payout at 120%. The awards for the 2021-2023 performance period has an estimated payout at 143%. The awards for the 2020-2022 performance period paid out at 118%.The awards for the 2021-2023 performance period has an estimated payout at 141%. The awards for the 2020-2022 performance period has an estimated payout at 106%. The awards for the 2019-2021 performance period paid out at 66%
Long-Term Incentive Plan, Estimated Performance Payout Percent, Period Six	0.56
Long-Term Incentive Plan, Estimated Performance Payout Percent, Period Five	0.25	0.25
Long-Term Incentive Plan, Estimated Performance Payout Percent, Period Four	0.63	0.63	1.20
Long-Term Incentive Plan, Estimated Performance Payout Percent, Period Three		1.18	1.43	1.41
Long-Term Incentive Plan, Performance Based Percentage		0.75
Long-Term Incentive Plan, Time Based Percentage		0.25
Long-Term Incentive Plan, Estimated Performance Payout Percent, Period Two			1.18	1.06
Long-Term Incentive Plan, Estimated Performance Payout Percent, Period One				0.66
Measure:: 1
Pay vs Performance Disclosure
Name	3 Year Diluted Earnings Per Share Growth
Measure:: 2
Pay vs Performance Disclosure
Name	3 Year Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	3 Year Average Return on Beginning Equity
Measure:: 4
Pay vs Performance Disclosure
Name	Net Income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (945,120)	$ (1,066,080)	$ (1,221,280)	$ (905,600)	$ (711,040)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	186,132	(825,386)	(460,518)	1,222,963	32,304
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(286,858)	(865,854)	300,530	1,129,303	(690,163)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(435,355)	(147,453)	531,394	177,600	(385,568)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(399,461)	(414,269)	(465,613)	(345,260)	(264,418)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	103,889	(293,665)	(175,573)	471,168	15,855
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(131,622)	(279,733)	127,129	421,596	(247,045)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (156,796)	$ (40,191)	$ 204,224	$ 67,792	$ (111,109)